SCHEDULE OF UNOBSERVABLE FOR ASSETS OR LIABILITY (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 1,709	$ 1,031
Convertible promissory note	1,013
Derivatives [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	1,707	1,031
Convertible promissory note	2
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	2
Level 1 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Convertible promissory note	2
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Convertible promissory note
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	1,707	1,031
Level 3 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	1,707	$ 1,031
Convertible promissory note